CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

NOTE 12:-    CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

The Company applies ASC 280, "Segment Reporting" ("ASC 280"). Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker. Segments are managed separately and can be described as follows:

Fixed Networks provides advanced fixed broadband satellite communication networks, satellite communication systems and associated professional services and comprehensive turnkey solutions and fully managed satellite network services solutions. The Company’s customers are service providers, satellite operators, mobile network operators, or MNOs, telecommunication companies, or Telcos, and large enterprises, consumers and governments worldwide. In addition, it includes the Company’s network operation and managed satellite network services solutions in Peru and Colombia.

Mobility Solutions provides advanced on-the-move satellite communications equipment, systems and solutions, including airborne, maritime and ground-mobile satellite systems and solutions. The Company’s product portfolio comprises of high-speed modems, high performance on-the-move antennas and high efficiency, high power SSPAs and BUCs. The Company’s customers are service providers, system integrators, defense and homeland security organizations, as well as other commercial entities worldwide.

Terrestrial Infrastructure Projects includes the Company's construction of fiber network in Peru.

  a.      Information on the reportable segments:

1.	The measurement of the reportable operating segments is based on the same accounting principles applied in these financial statements which includes certain corporate overhead allocations.

2.	Financial data relating to reportable operating segments:

	Six months ended June 30, 2019
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Total

Revenues	$66,836	$43,499	$11,459	$121,794
Cost of revenues	39,821	22,983	13,435	76,239

Gross profit (loss)	27,015	20,516	(1,976)	45,555

Research and development, net	5,323	10,075	-	15,398
Selling and marketing	7,673	3,590	25	11,288
General and administrative	5,635	3,114	778	9,527

Operating income (loss)	8,384	3,737	(2,779)	9,342
Financial expenses, net				1,400
Income before taxes				7,942
Taxes on income (benefit)				1,713
Net income				6,229

Depreciation and amortization Expenses	$3,304	$2,340	$37	$5,681

	Six months ended June 30, 2018
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Total

Revenues	$73,842	$45,778	$14,262	$133,882
Cost of revenues	46,595	26,279	17,179	90,053

Gross profit (loss)	27,247	19,499	(2,917)	43,829

Research and development, net	5,856	10,064	-	15,920
Selling and marketing	8,706	2,857	153	11,716
General and administrative	5,731	2,144	514	8,389

Operating income (loss)	6,954	4,434	(3,584)	7,804
Financial expenses, net				2,188
Income before taxes				5,616
Taxes on income (benefit)				1,154
Net income				4,462

Depreciation and amortization Expenses	$3,365	$3,898	$59	$7,322

b.	Disaggregation of Revenues:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Six months ended
	June 30,
	2019	2018

Latin America	$36,528	$54,670
Asia and Asia Pacific	27,432	17,240
United States	46,076	45,773
Europe	11,758	16,199

	$121,794	$133,882

c.	The Company's long-lived assets are located as follows:

Property and Equipment, net:

	June 30,	December 31,
	2019	2018

Israel	$63,024	$64,018
Latin America	4,502	4,564
United States	5,365	5,620
Europe	9,086	9,117
Other	489	1,084

	$82,466	$84,403

d.	The table below represents the revenues from major customers:

	Six months ended June 30,
	2019	2018

Customer A	17%	12%
Customer B	*)	11%
Customer C	*)	16%

*) Less than 10%

Customer A is located in North America, Customer B is located in Peru and Customer C is located in Colombia.